Intangible Assets (Intangible Assets Subject to Amortization) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014 Minimum [Member] Customer Relationships [Member]	Mar. 31, 2014 Minimum [Member] Favorable tower leases [Member]	Mar. 31, 2014 Minimum [Member] Reacquired Rights [Member]	Mar. 31, 2014 Minimum [Member] Other Finite Lived Intangible Assets [Member]	Mar. 31, 2014 Maximum [Member] Customer Relationships [Member]	Mar. 31, 2014 Maximum [Member] Favorable spectrum leases [Member]	Mar. 31, 2014 Maximum [Member] Favorable tower leases [Member]	Mar. 31, 2014 Maximum [Member] Trademarks [Member]	Mar. 31, 2014 Maximum [Member] Reacquired Rights [Member]	Mar. 31, 2014 Maximum [Member] Other Finite Lived Intangible Assets [Member]	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2014 Successor [Member] Customer Relationships [Member]	Dec. 31, 2013 Successor [Member] Customer Relationships [Member]	Mar. 31, 2014 Successor [Member] Favorable spectrum leases [Member]	Dec. 31, 2013 Successor [Member] Favorable spectrum leases [Member]	Mar. 31, 2014 Successor [Member] Favorable tower leases [Member]	Dec. 31, 2013 Successor [Member] Favorable tower leases [Member]	Mar. 31, 2014 Successor [Member] Trademarks [Member]	Dec. 31, 2013 Successor [Member] Trademarks [Member]	Mar. 31, 2014 Successor [Member] Reacquired Rights [Member]	Dec. 31, 2013 Successor [Member] Reacquired Rights [Member]	Mar. 31, 2014 Successor [Member] Other Finite Lived Intangible Assets [Member]	Dec. 31, 2013 Successor [Member] Other Finite Lived Intangible Assets [Member]	Mar. 31, 2014 Successor [Member] Finite Lived Intangible Assets Excluding Customer Relationships [Member]	Dec. 31, 2013 Successor [Member] Finite Lived Intangible Assets Excluding Customer Relationships [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Customer Relationships [Member]	Dec. 31, 2012 Predecessor [Member] Favorable spectrum leases [Member]	Dec. 31, 2012 Predecessor [Member] Favorable tower leases [Member]	Dec. 31, 2012 Predecessor [Member] Trademarks [Member]	Dec. 31, 2012 Predecessor [Member] Reacquired Rights [Member]	Dec. 31, 2012 Predecessor [Member] Other Finite Lived Intangible Assets [Member]	Dec. 31, 2012 Predecessor [Member] Finite Lived Intangible Assets Excluding Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	3 years	9 years	4 years	8 years	23 years	7 years	34 years	14 years	10 years
Gross Carrying Value											$ 8,976	$ 8,974		$ 6,923	$ 6,923	$ 884	$ 884	$ 589	$ 589	$ 520	$ 520	$ 0	$ 0	$ 60	$ 58	$ 2,053	$ 2,051	$ 3,111	$ 234	$ 0	$ 0	$ 1,168	$ 1,571	$ 138	$ 2,877
Accumulated Amortization											(1,418)	(960)		(1,289)	(875)	(30)	(20)	(80)	(52)	(12)	(8)	0	0	(7)	(5)	(129)	(85)	(1,776)	(230)	0	0	(681)	(785)	(80)	(1,546)
Net Carrying Value											$ 7,558	$ 8,014	$ 0	$ 5,634	$ 6,048	$ 854	$ 864	$ 509	$ 537	$ 508	$ 512	$ 0	$ 0	$ 53	$ 53	$ 1,924	$ 1,966	$ 1,335	$ 4	$ 0	$ 0	$ 487	$ 786	$ 58	$ 1,331